SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	754,062	4,556,544
Percentage Of Monthly Deposits Behalf Of Insurance Companies		8.33%
Bank Time Deposits [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.72%	1.82%
Debt Instrument, Maturity Date, Description		Short-term bank deposit is deposit with maturities of more than three months and up to one year.